Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities
Net income (loss)	$ (1,593,394)	$ 12,602
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation	12,268	730
Bad debt provision	426,971
Unrealized loss on investments	529,488	466,478
Stock issued for services	560,000
Changes in operating assets and liabilities
Accounts receivable, net	(560,215)	(27,996)
Inventory, at cost	393,636	(4,352)
Deposits and prepaids	(61,177)	74,394
Right of use activity	(3,523)	(4,454)
Deferred tax asset	(20,759)	(61,533)
Other non-current assets		42,010
Accounts payable and accrued expenses	363,694	(198,755)
Deferred revenue	(263,625)	(662,743)
Income tax payable	(169,615)	235,920
Accrued employee benefits, non-current	13,147	(4,082)
Net cash from activities	(373,104)	(131,781)
Cash Flows from Investing Activities
Purchase of investments		(1,490,241)
Purchase of property and equipment		(51,741)
Net activity on amount due from related party		1,076,687
Net cash from investing activities		(465,295)
Cash Flows from Financing Activities
Net activity on due to related parties	(79,064)	93,915
Net cash from financing activities	(79,064)	93,915
Foreign currency translation adjustment	(27,063)	(66,949)
Change in cash and cash equivalents	(479,231)	(570,110)
Cash and cash equivalents at beginning of period	716,052	1,286,162
Cash and cash equivalents at end of period	236,821	716,052
Supplemental Cash Flow Information
Cash paid for interest
Cash paid for income taxes	80,375	547,118
Non-Cash Investing and Financing Activities
Stock issued for prepaid IPO services	$ 5,040,000